Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2015
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 30, 2015
Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2015
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Aristotle Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – Aristotle Value Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Aristotle Value Equity Fund (the "Value Fund") is to maximize long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund's performance. The Value Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Value Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Value Fund's investments in equity securities may include common stocks, depository receipts, and exchange-traded funds ("ETFs") that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Value Fund seeks to meet its investment objective by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts ("ADRs"). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

In selecting investments for the Value Fund, the Value Fund's investment advisor, Aristotle Capital Management, LLC ("Aristotle Capital" or the "Advisor"), employs a fundamental, bottom-up approach. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value and have a minimum market capitalization of $2 billion. The Advisor seeks to identify high quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or exhibit high and/or consistently improving market position, return on invested capital and operating margins.

The Fund generally seeks favorable performance relative to its benchmark, the Russell 1000 Value Index. However, the Advisor is not constrained by the composition of the Russell 1000 Value Index in selecting investments for the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Value Fund is set forth below. Before you decide whether to invest in the Value Fund, carefully consider these risk factors associated with investing in the Value Fund, which may cause investors to lose money. There can be no assurance that the Value Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Value Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Value Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

ETF Risk. Investing in an ETF will provide the Value Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Value Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Value-Oriented Investment Strategies Risk. Value investing carries the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Value Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No Operating History. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Value Fund, carefully consider these risk factors associated with investing in the Value Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Value Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Value Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Value Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Aristotle Value Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSQX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	aristotle_WireFee	$ 20.00
Overnight check delivery fee	aristotle_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	1.71%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.31%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 87
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 581
Aristotle Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION – Aristotle Small Cap Equity Fund
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Aristotle Small Cap Equity Fund (the "Small Cap Fund") is to seek long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund's performance. The Small Cap Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses" have been estimated for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. Aristotle Capital Boston, LLC ("Aristotle Boston" or the "Advisor"), the Small Cap Fund's advisor, considers small capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than that of the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $10.6 billion during the 12-month period ended December 31, 2014). The Russell 2000® Index is reconstituted annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Small Cap Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Small Cap Fund in the Advisor's sole discretion. The Small Cap Fund's investments in equity securities may include common stocks, depository receipts, and exchange traded-funds ("ETFs") that invest primarily in equity securities of small capitalization companies. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Small Cap Fund seeks to meet its investment objective by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depository Receipts ("ADRs"). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

In pursuing the Small Cap Fund's investment objective, the Advisor employs a fundamental, bottom-up research driven approach to identify companies for investment by the Small Cap Fund. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value. The Advisor seeks to identify high quality businesses by focusing on companies with the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.

The Fund generally seeks favorable performance relative to its benchmark, the Russell 2000 Index. However, the Advisor is not constrained by the composition of the Russell 2000 Index in selecting investments for the Fund.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Small Cap Fund is set forth below. Before you decide whether to invest in the Small Cap Fund, carefully consider these risk factors associated with investing in the Small Cap Fund, which may cause investors to lose money. There can be no assurance that the Small Cap Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Small Cap Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Small Cap Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

ETF Risk. Investing in an ETF will provide the Small Cap Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Small Cap Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Value-Oriented Investment Strategies Risk. Value investing carries the risk that the market will not recognize a security's inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Management and Strategy Risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Advisor in selecting investments for the Small Cap Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No Operating History. The Small Cap Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions

May Lose Money	rr_RiskLoseMoney	Before you decide whether to invest in the Small Cap Fund, carefully consider these risk factors associated with investing in the Small Cap Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Small Cap Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Small Cap Fund has been in operation for one calendar year.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Small Cap Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.
Aristotle Small Cap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ARSBX
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	aristotle_WireFee	$ 20.00
Overnight check delivery fee	aristotle_CheckFee	25.00
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution (Rule 12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (includes shareholder service fees of up to 0.15%)	rr_OtherExpensesOverAssets	1.86%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%	[4]
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	$ 693

[1]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ substantially from estimates.
[2]	The Value Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A) expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% the average daily net assets of Class I Shares of the Value Fund. This agreement is in effect until April 30, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The Value Fund's advisor is permitted to seek reimbursement from the Value Fund, subject to certain limitations, of fees waived or payments made to the Value Fund for a period ending three full fiscal years after the date of the waiver or payment.
[3]	"Other expenses" have been estimated for the current fiscal year. Actual expenses may differ substantially from estimates.
[4]	The Small Cap Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.15% of the Small Cap Fund's average daily net assets. This agreement is in effect until April 30, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The Small Cap Fund's advisor is permitted to seek reimbursement from the Small Cap Fund, subject to certain limitations, of fees waived or payments made to the Small Cap Fund for a period ending three full fiscal years after the date of the waiver or payment.